IMPAIRMENT CHARGES AND INVENTORY PROVISIONING (Schedule of Statement of Operation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Impairment of PP&E (Note 12)	$ 6,112	$ 10,437	$ 4,382
Impairment of goodwill and other intangible assets (Note 13)	19,212	29,667	38,240
Impairment of prepayments (Note 17)	1,608	1,651	757
Product discontinuation (Note 16)			4,786
Total impairment loss and inventory provisioning before tax	26,932	41,755	48,165
Income tax impact of impairment loss and inventory provisioning	(1,752)	(517)	(3,783)
Total impairment loss after tax	$ 25,180	$ 41,238	$ 44,382